GOF  P-15  06/13

SUPPLEMENT  DATED  JUNE  28,  2013

TO  THE  CURRENTLY  EFFECTIVE  PROSPECTUS OF

EACH  OF  THE  LISTED  FUNDS

Franklin  Investors Securities  Trust

Franklin  Floating  Rate  Daily  Access  Fund

Franklin Strategic  Income  Fund

The  Prospectus  is  amended  as  follows:

I.  For  the Franklin  Floating  Rate  Daily  Access  Fund,  the “Fund  Summary  –  Principal  Investment  Strategies”  section  on  page  12 is  amended  as  follows:

To  pursue  its  investment  goals,  the  Fund  may  enter  into  credit  default  swaps  (including  credit  default  swaps  based  on loan  or  high  yield  indices).  The  use  of  credit  default  swaps  may  allow  the  Fund  to  obtain net  long  or  net  short  exposures  to select  credit  risks.  These  derivatives   may  be  used  to  enhance  Fund returns,  obtain  exposure  to  certain  markets  in  a  more efficient  or  less  expensive  way  and/or  hedge  risks  associated  with  its  other  portfolio  investments.

II.  For  the  Franklin  Floating  Rate  Daily  Access  Fund,  the  “Fund  Summary  –  Principal  Risks”  section  on  page  13  is  amended to  add  the  following:

Derivative Instruments.   The  performance  of  derivative  instruments  depends  largely  on  the  performance  of  an  underlying currency,  security  or  index  and  such  derivatives  often  have  risks  similar  to  their  underlying  instrument,  in  addition  to  other risks.  Derivatives  involve  costs  and  can  create  economic  leverage  in  the  Fund’s  portfolio  which  may  result  in  significant  volatility and  cause  the  Fund  to  participate  in  losses  (as  well  as  gains)  in  an  amount  that  exceeds  the  Fund’s  initial  investment.  Other risks  include  illiquidity,   mispricing  or  improper  valuation  of  the  derivative  instrument,  and  imperfect  correlation  between  the value  of  the  derivative  and  the  underlying  instrument  so  that  the  Fund  may  not  realize  the  intended  benefits.  When  used  for hedging,  the change  in  value  of  the  derivative  may  also  not correlate  specifically  with  the currency,  security  or  other  risk  being hedged.  With  over-the-counter  derivatives,  there  is  the  risk  that  the  other  party  to  the  transaction  will  fail  to  perform.

III.  For  the  Franklin  Floating  Rate  Daily  Access  Fund,  the  third  paragraph  of  the  “Fund   Details  –  Principal  Investment

Policies  and  Practices  –  Other  Investments”  section  beginning  on  page  49  is  amended  as  follows:

For  the  purposes  of  pursuing  its  investment  goals,  the  Fund  may  enter  into  interest  rate  and  credit-related  transactions involving  certain  derivative  instruments,  including  interest  rate  and  credit  default  swaps  (including  credit  default  swaps based  on  loan  or  high  yield  indices)  or  other  derivative  transactions.  The Fund  may  use  such  derivative  instruments  to hedge  risks  relating  to  changes  in  interest  rates,  credit  risks  and  other  market  factors.  The  Fund  may also  use interest rate  or  credit-related  derivative  transactions  to  obtain  net  long  or  net  short  exposures  to  select  credit  risks  or  for  the purposes  of  enhancing  Fund  returns,  increasing  liquidity,   and/or  gaining  exposure  to  particular  instruments,  markets or  interest  rates  in  more  efficient  or  less  expensive  ways.  The  investment  manager  considers  various  factors,  such  as availability  and  cost,  in  deciding  whether,  when  and  to  what  extent  to  enter  into  derivative  transactions.

IV.  For  the  Franklin  Strategic  Income  Fund,  the  third  paragraph  of  the  “Fund  Summary  –  Principal  Investment  Strategies”

section  on  page  4  is  amended  as  follows:

For  purposes  of  pursuing  its  investment  goals,  the Fund  may  enter  into  various  currency-related  transactions  involving  derivative instruments,  including  currency  and  cross  currency  forwards,  currency  swaps,  and  currency  and  currency  index  futures  contracts. The  Fund  may  also  enter  into  interest  rate  and  credit-related  transactions  involving  derivative  instruments,  including  interest  rate and  credit  default  swaps  and  bond/interest  rate  futures  contracts.  The  use  of  these  derivative  transactions  may  allow  the  Fund  to obtain  net  long  or  net  short  exposures  to  selected  currencies,  interest  rates,  durations  or  credit  risks.  These  derivative  instruments may be  used for  hedging  purposes,  to  enhance  Fund  returns  or  to  obtain  exposure  to  various  market  sectors.

V.  For  the  Franklin  Strategic  Income  Fund,  the  eigth  paragraph  of  the  “Fund  Details  –  Principal  Investment  Policies  and

Practices”  section  beginning  on  page  12  is  amended  as  follows:

For  purposes  of  pursuing  its  investment  goals,  the  Fund  regularly  enters  into  currency-related  derivative  transactions,  including currency  and  cross  currency  forwards,  currency  swaps  and  currency  and  currency  index futures  contracts.  The  Fund may  also enter  into  interest  rate  and  credit-related  transactions  involving  certain  derivative  instruments,  including  interest  rate  and  credit default  swaps  and interest  rate  and/or  bond futures  contracts  (including  U.S.  Treasury  futures  contracts)  and options thereon. The  use  of  such  derivative  transactions  may  allow  the  Fund  to  obtain  net  long  or  net  short  exposures  to  selected  currencies, interest  rates,  countries,  durations  or  credit  risks.  The  Fund  may  use  currency,  interest  rate  or  credit-related  derivative  strategies for  the  purposes  of  enhancing  Fund  returns,  increasing  liquidity,  gaining  exposure  to  particular  instruments  in  more  efficient  or less expensive  ways  and/or  hedging  risks  relating  to  changes  in  currency  exchange  rates,  interest  rates and  other  market  factors.

VI.  For  the  Franklin  Strategic  Income Fund,  the  twelfth  paragraph  of  the  “Fund  Details  –  Principal  Investment  Policies  and

Practices”  section  beginning  on  page  12  is  amended  as  follows:

Swap  agreements,  such  as  interest  rate,  currency,  and  credit  default  swaps,  are  contracts  between  the  Fund  and,  typically, a  brokerage  firm,  bank,  or  other  financial  institution  (the  swap  counterparty)  for periods  ranging  from  a  few  days  to multiple years.  In  a  basic  swap  transaction,  the  Fund  agrees  with  its  counterparty  to  exchange  the  returns  (or  differentials  in  rates of  return)  earned  or  realized  on  a  particular  “notional  amount”  of  underlying  instruments.  The  notional  amount  is  the  set amount selected  by the  parties  as  the  basis  on which  to  calculate  the  obligations  that  they  have  agreed  to  exchange.  The parties  typically  do not  actually  exchange  the  notional  amount.  Instead,  they  agree  to  exchange  the  returns  that  would  be earned  or  realized  if  the  notional  amount  were invested  in  given  instruments  or  at  given  interest  rates.

VII.  For  the  Franklin  Strategic  Income  Fund,  the  following  paragraph  has  been  added  the  “Fund   Details  –  Principal

Investment  Policies  and  Practices”  section  beginning  on  page  12  after  the twelfth  paragraph:

A currency  swap  is  generally  a  contract  between  two  parties  to  exchange  one  currency  for  another  currency  at  the  start of  the  contract  and  then  exchange  periodic  floating  or  fixed  rates  during  the  term  of  the  contract  based  upon  the  relative value  differential  between  the  two  currencies.  Unlike  other  types  of  swaps,  currency  swaps  typically  involve  the  delivery  of the  entire  principal  (notional)  amounts  of  the  two  currencies  at  the  time  the  swap  is  entered  into.  At  the  end  of  the  swap contract,  the parties  receive  back  the principal  amounts  of  the two  currencies.

VIII.   For  the  Franklin  Strategic  Income  Fund,  the  “Fund   Details  –  Principal  Risks  –  Derivative  Instruments”   section beginning  on  page  23  is  amended  as  follows:

The  performance  of  derivative  instruments  (including  currency-related  derivatives)  depends  largely  on  the  performance  of an  underlying  currency,  security  or  index  and  such  instruments  often  have  risks  similar  to  their  underlying  instrument  in addition  to  other  risks.  Derivative  instruments  involve  costs  and  can  create  economic  leverage  in  the  Fund’s  portfolio  which may  result  in  significant  volatility  and  cause  the Fund  to  participate  in  losses  (as  well  as  gains)  in  an  amount  that  significantly exceeds  the  Fund’s  initial   investment.  Certain  derivatives  have  the  potential  for  unlimited  loss,  regardless  of  the  size  of  the initial  investment.  Other  risks  include  illiquidity,   mispricing  or  improper  valuation  of  the  derivative  instrument,  and  imperfect correlation  between  the  value  of  the  derivative  and  the  underlying  instrument  so  that  the  Fund may  not  realize  the  intended benefits.  Their  successful  use  will  usually  depend  on  the  investment  manager’s  ability  to  accurately  forecast  movements  in  the market  relating  to  the  underlying  instrument.  Should  a  market  or  markets,  or  prices  of  particular  classes  of  investments  move  in an  unexpected  manner,  especially  in  unusual  or  extreme  market  conditions, the  Fund  may  not  achieve  the  anticipated  benefits of  the  transaction,  and  it  may  realize  losses,  which  could  be  significant.  If  the  investment  manager  is  not  successful  in  using such  derivative  instruments,  the  Fund’s  performance  may  be  worse  than  if  the  investment  manager  did  not  use  such  derivative instruments  at  all.  To  the  extent  that  the  Fund  uses  such  instruments  for  hedging  purposes,  there  is  the  risk  of  imperfect correlation  between  movements  in  the  value  of  the  derivative  instrument  and  the  value  of  the  underlying  investment  or other asset  being  hedged.  There  is  also  the  risk, especially  under  extreme  market  conditions,  that  an  instrument,  which  usually  would operate  as  a  hedge,  provides  no  hedging  benefits  at all.  Use  of these  instruments  could  also  result  in  a  loss  if  the  counterparty to  the  transaction  (with  respect  to  over-the-counter   (OTC)  derivatives)  does  not  perform  as  promised,  including  because  of  such counterparty’s  bankruptcy  or  insolvency.  This  risk  may  be  heightened  during  volatile  market  conditions.  Other  risks  include  the inability  to  close  out  a  position  because  the  trading  market  becomes  illiquid  (particularly  in  the  OTC  markets)   or  the  availability of  counterparties  becomes  limited  for  a  period  of  time.  In  addition,  the  presence  of  speculators  in  a  particular  market  could lead  to  price  distortions.  To  the  extent  that  the  Fund  is  unable  to  close  out  a  position  because  of  market  illiquidity,   the  Fund may  not  be  able to  prevent  further  losses  of  value  in  its  derivatives  holdings  and  the  Fund’s  liquidity  may  be  impaired  to  the extent  that  it  has  a  substantial  portion  of  its  otherwise  liquid  assets  marked  as  segregated  to  cover  its  obligations  under  such derivative  instruments.  The  Fund  may  also  be  required  to  take  or  make  delivery  of  an  underlying  instrument  that  the  investment manager  would  otherwise  have  attempted  to  avoid.  Some  derivatives  can  be  particularly  sensitive  to  changes  in  interest  rates  or other  market  prices.  Investors  should  bear  in  mind  that,  while  the  Fund  intends  to  use  derivative  strategies  on  a  regular  basis, it  is  not  obligated  to  actively  engage  in  these  transactions,  generally  or  in  any  particular  kind  of  derivative,  if  the  investment  manager  elects  not  to  do  so  due  to  availability,  cost  or  other  factors.

The  use  of  derivative  strategies  may  also  have  a  tax  impact  on  the  Fund.  The  timing  and  character  of income,  gains  or  losses from  these  strategies  could  impair  the  ability  of  the  investment  manager  to  utilize  derivatives  when  it  wishes  to  do  so.

Please  keep  this  supplement  for  future  reference.